SCHEDULE OF REVENUE AND SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 21,539,347	$ 25,456,775	$ 55,339,277
Reportable segment results	(8,802,044)	(11,976,182)	5,210,820
Direct purchase ODM [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	15,656,115	15,581,574	37,439,109
Interest income	13,173	19,402	11,139
Interest expenses	601,703	575,742	647,215
Depreciation/amortization	73,465	118,514	104,447
Reportable segment results	32,624	(128,996)	6,118,794
Direct purchase ODM [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	12,160,349	10,024,250	27,272,065
Direct purchase ODM [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	575,668	1,844,633	4,407,737
Direct purchase ODM [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,913,838	3,712,691	5,759,307
Direct purchase ODM [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Direct purchase ODM [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	6,260
Manufacturing [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	5,883,232	9,875,201	17,900,168
Interest income
Interest expenses	227,281	235,043	184,988
Depreciation/amortization	1,373,721	1,786,016	1,603,402
Reportable segment results	(7,513,736)	(9,651,185)	1,678,217
Manufacturing [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,372,319	390,739	526,192
Manufacturing [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,377,074	4,204,279	7,585,698
Manufacturing [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	2,797,853	3,945,418	8,040,685
Manufacturing [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	335,986	1,334,765	1,747,593
Manufacturing [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Interest income	188	3,837	434
Interest expenses	2,280	687,367	976,787
Depreciation/amortization	4,748	8,741	9,692
Reportable segment results	(1,320,932)	(2,196,001)	(2,586,191)
Unallocated [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Unallocated [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	21,539,347	25,456,775	55,339,277
Interest income	13,361	23,239	11,573
Interest expenses	831,264	1,498,152	1,808,990
Depreciation/amortization	1,451,934	1,913,271	1,717,541
Reportable segment results	(8,802,044)	(11,976,182)	5,210,820
Reportable segments [member] | Logs [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	13,532,668	10,414,989	27,798,257
Reportable segments [member] | Flooring [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	1,952,742	6,048,912	11,993,435
Reportable segments [member] | Decking [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	5,711,691	7,658,109	13,799,992
Reportable segments [member] | Sawn timber [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	335,986	$ 1,334,765	$ 1,747,593
Reportable segments [member] | Carbon credits [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers and segment revenue	$ 6,260